AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2010
SECURITIES ACT FILE NO. 002-10806
INVESTMENT COMPANY ACT FILE NO. 811-00216

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:				[X]

Pre-Effective Amendment No.				[ ]

Post-Effective Amendment No. 105				[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:				[X]

		Amendment No. 46		[X]

(Check Appropriate Box or Boxes)

NICHOLAS HIGH INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street
		Milwaukee, WI	53202
		(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, Including Area Code (414) 272-4650

Jeffrey T. May, Senior Vice President
Nicholas High Income Fund, Inc.
700 North Water Street, Suite 1010
Milwaukee, WI 53202
(Name and Address of Agent for Service)

WITH A COPY TO:
K. Thor Lundgren, Esq.
Jason T. Thompson, Esq.
Michael Best & Friedrich LLP
100 East Wisconsin Avenue, Suite 3300
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box):
[	]	Immediately upon filing pursuant to paragraph (b) on Rule 485.
[ x ]		On January 29, 2010 pursuant to paragraph (b) on Rule 485.
[	]	60 days after filing pursuant to paragraph (a)(1) on Rule 485.
[	]	On (date) pursuant to paragraph (a)(1) on Rule 485.
[	]	75 days after filing pursuant to paragraph (a)(2) on Rule 485.
[	]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ x ]		This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NICHOLAS HIGH INCOME FUND, INC. EXPLANATORY NOTE Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 104 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 27, 2009 and, pursuant to Rule 485(a)(1), would have become effective on January 26, 2010.

This Post-Effective Amendment No. 105 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 29, 2010 as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 105 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of January, 2010.

Nicholas High Income Fund, Inc.

By:	/s/ Jeffrey T. May
Jeffrey T. May, Senior Vice President, Secretary,
Treasurer and Principal
Financial and Accounting Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of January, 2010.

/s/	David O. Nicholas*	President (Chief Executive
	David O. Nicholas	Officer), and Director

/s/	Robert H. Bock*	Director
Robert H. Bock

/s/	Jay H. Robertson*	Director
Jay H. Robertson

/s/	Timothy P. Reiland*	Director
Timothy P. Reiland

* By: /s/ Jeffrey T. May
Jeffrey T. May,
Attorney-in-Fact pursuant to
Power of Attorney previously filed.